AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Shares	Value
Common Stocks - 99.5%
Consumer Discretionary - 14.1%
Bright Horizons Family Solutions, Inc.*	2,143	$320,379
Burlington Stores, Inc.*	3,386	1,133,633
Churchill Downs, Inc.	2,464	457,811
Five Below, Inc.*	3,272	636,142
Grand Canyon Education, Inc.*	4,980	460,003
Lithia Motors, Inc., Class A	1,288	485,859
LKQ Corp.*	10,634	539,675
Pool Corp.	1,880	898,302
Texas Roadhouse, Inc.	6,871	633,300
Vail Resorts, Inc.*	1,056	322,291

Total Consumer Discretionary		5,887,395
Consumer Staples - 2.3%
Krispy Kreme Inc.*	24,435	389,983
Performance Food Group Co.*	5,892	269,971
PriceSmart, Inc.	3,401	305,206

Total Consumer Staples		965,160
Energy - 0.8%
Matador Resources Co.	11,300	349,170
Financials - 4.6%
Evercore, Inc., Class A	2,923	386,421
MarketAxess Holdings, Inc.	1,573	747,442
Pinnacle Financial Partners, Inc.	4,383	392,761
Signature Bank	1,799	408,319

Total Financials		1,934,943
Health Care - 27.7%
Acadia Healthcare Co., Inc.*	9,486	585,476
Albireo Pharma, Inc.*	10,489	300,090
Arena Pharmaceuticals, Inc.*	5,537	342,519
Biohaven Pharmaceutical Holding Co., Ltd.*	4,619	582,040
Bio-Rad Laboratories, Inc., Class A*	773	571,641
Catalent, Inc.*	8,790	1,053,130
Chemed Corp.	675	321,313
CryoPort, Inc.*,1	7,333	452,593
Deciphera Pharmaceuticals, Inc.*	9,113	277,855
Emergent BioSolutions, Inc.*	4,778	314,870
Globus Medical, Inc., Class A*	9,086	755,683
Halozyme Therapeutics, Inc.*	8,099	334,732
HealthEquity, Inc.*	7,308	540,646
Horizon Therapeutics PLC*	6,632	663,333
ICU Medical, Inc.*	921	187,230
Integra LifeSciences Holdings Corp.*	7,092	513,390
	Shares	Value

LHC Group, Inc.*	3,150	$677,817
Medpace Holdings, Inc.*	2,677	470,991
Neurocrine Biosciences, Inc.*	3,775	351,868
Oyster Point Pharma, Inc.*,1	19,201	273,614
Phathom Pharmaceuticals, Inc.*	8,428	270,539
Syneos Health, Inc.*	9,426	845,229
West Pharmaceutical Services, Inc.	1,542	634,888
Zogenix, Inc.*	15,467	250,720

Total Health Care		11,572,207
Industrials - 13.9%
Booz Allen Hamilton Holding Corp.	3,878	332,771
CACI International, Inc., Class A*	1,495	399,105
Dycom Industries, Inc.*	2,172	150,737
Gibraltar Industries, Inc.*	3,973	296,704
Graco, Inc.	6,405	500,102
IAA, Inc.*	7,912	478,518
Ingersoll Rand, Inc.*	10,157	496,372
JELD-WEN Holding, Inc.*	5,227	138,411
Knight-Swift Transportation Holdings, Inc.	6,119	304,053
RBC Bearings, Inc.*	1,563	367,305
Ritchie Bros. Auctioneers, Inc. (Canada)	11,714	699,677
SiteOne Landscape Supply, Inc.*,1	4,014	701,567
The Toro Co.	4,882	555,279
Woodward, Inc.	3,330	404,795

Total Industrials		5,825,396
Information Technology - 30.3%
Brooks Automation, Inc.	8,830	785,958
Cerence, Inc.*,1	8,083	869,003
Cognex Corp.	8,376	757,274
The Descartes Systems Group, Inc. (Canada)*	6,093	442,717
Entegris, Inc.	5,918	713,948
EPAM Systems, Inc.*	1,169	654,406
Gartner, Inc.*	4,657	1,232,848
HubSpot, Inc.*	2,050	1,221,841
MACOM Technology Solutions Holdings, Inc.*	7,316	451,544
Manhattan Associates, Inc.*	3,682	587,758
Paycor HCM Inc.*	15,288	420,420
Paylocity Holding Corp.*	5,838	1,211,152
Rapid7, Inc.*,1	6,967	792,496
Rogers Corp.*	1,905	363,093
Silicon Laboratories, Inc.*	3,071	457,548
SS&C Technologies Holdings, Inc.	4,441	348,130
Tyler Technologies, Inc.*	912	449,288

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 30.3% (continued)
Zebra Technologies Corp., Class A*	1,607	$887,835

Total Information Technology		12,647,259
Materials - 3.2%
AptarGroup, Inc.	3,137	404,422
Avient Corp.	6,654	322,852
Eagle Materials, Inc.	1,283	181,314
RPM International, Inc.	4,828	418,056

Total Materials		1,326,644
Real Estate - 2.6%
American Campus Communities, Inc., REIT	4,871	245,060
CoreSite Realty Corp., REIT	1,742	240,762
Sun Communities, Inc., REIT	3,002	588,722

Total Real Estate		1,074,544

Total Common Stocks (Cost $36,764,056)		41,582,718

	Principal Amount	Value
Short-Term Investments - 0.5%
Joint Repurchase Agreements - 0.5%[2]
Citibank N.A., dated 07/30/21, due 08/02/21, 0.060% total to be received $207,063 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.625% - 6.000%, 07/01/24 - 11/15/50, totaling $211,261)	$207,062	$207,062

Total Short-Term Investments (Cost $207,062)		207,062
Total Investments - 100.0% (Cost $36,971,118)		41,789,780
Other Assets, less Liabilities - (0.0)%		(15,822)
Net Assets - 100.0%		$41,773,958

*	Non-income producing security.
[1]	Some of these securities, amounting to $2,281,634 or 5.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$41,582,718	—	—	$41,582,718
Short-Term Investments
Joint Repurchase Agreements	—	$207,062	—	207,062
Total Investments in Securities	$41,582,718	$207,062	—	$41,789,780

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,281,634	$207,062	$2,160,712	$2,367,774

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the securities received as collateral for securities lending at July 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	08/15/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.